March 31, 2025
2025 Quarterly Report (Unaudited)

iShares Municipal Bond Index Fund (BR-MNDX)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.4%
Corporate(a) — 3.7%
Black Belt Energy Gas District, RB
Series A, 4.00%, 12/01/52	$1,000	$ 993,246
Series B, 4.00%, 10/01/52	500	502,788
Series B, 5.00%, 10/01/55	1,000	1,046,917
Series D, 5.00%, 03/01/55	1,000	1,067,683
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54	500	531,748
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49	500	523,906
Southeast Energy Authority A Cooperative District, RB
Series A, 5.25%, 01/01/54	1,000	1,052,415
Series A, 5.00%, 01/01/56	1,000	1,041,510
Series B, 5.25%, 03/01/55	500	524,768
Series C, 5.00%, 11/01/55	1,000	1,063,134
		8,348,115
State — 0.2%
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/01/38	395	387,645
Utilities — 1.5%
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.00%, 10/01/32	530	576,995
5.50%, 10/01/53	415	433,927
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 11/01/35	2,250	2,321,925
		3,332,847
Total Municipal Bonds in Alabama		12,068,607
Arizona — 0.5%
Education — 0.2%
Arizona Board of Regents, RB, Series A, Sustainability Bonds, 5.00%, 07/01/54	500	520,416
Utilities — 0.3%
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 05/01/42	505	548,919
Total Municipal Bonds in Arizona		1,069,335
California — 13.1%
Corporate(a) — 2.3%
California Community Choice Financing Authority, RB
Series B, Sustainability Bonds, 5.00%, 01/01/55	1,000	1,048,903
Series B-1, Sustainability Bonds, 4.00%, 02/01/52	500	499,711
Series G, Sustainability Bonds, 5.00%, 11/01/55	1,000	1,047,086
Series H, Sustainability Bonds, 5.00%, 01/01/56	1,000	1,084,596
California Municipal Finance Authority, RB, Series A, AMT, 4.10%, 12/01/44	1,000	999,729
Central Valley Energy Authority, RB, 5.00%, 12/01/55	500	541,106
		5,221,131
County/City/Special District/School District — 2.3%
California State Public Works Board, Refunding RB, Series B, 5.00%, 10/01/26(b)	15	15,523
Contra Costa Community College District, GO, Series A, Election 2014, 4.00%, 08/01/39	1,000	974,283
El Camino Community College District Fountation, GO, CAB, Series C, Election 2002, 0.00%, 08/01/38(c)	680	394,431
Security	Par (000)	Value
County/City/Special District/School District (continued)
Lodi Unified School District, GO, Series 2022, Election 2016, 3.00%, 08/01/43	$975	$ 780,795
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	1,000	960,083
Los Angeles Unified School District, GO, Series B-1, Election 2008, 5.00%, 07/01/33	1,500	1,566,931
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(c)	500	181,884
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	273,996
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/51(c)	350	103,264
		5,251,190
Education — 1.6%
California Educational Facilities Authority, RB(a)
Series V-4, 5.00%, 03/01/55	220	249,756
Series V-5, 5.00%, 03/01/55	255	295,572
California Infrastructure & Economic Development Bank, RB, Series B, 5.00%, 11/01/49	750	776,996
California State University, Refunding RB
Series A, 4.00%, 11/01/35	500	501,240
Series A, 4.00%, 11/01/38	500	497,923
Series A, 5.00%, 11/01/43	540	542,034
University of California, Refunding RB, Series AR, 5.00%, 05/15/41	605	612,494
		3,476,015
Health — 0.5%
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,000	1,044,899
State — 2.1%
California State Public Works Board, Refunding RB, Series B, 5.00%, 10/01/26	235	242,868
State of California, Refunding GO
5.00%, 08/01/26	540	543,748
5.00%, 08/01/31	1,000	1,022,851
5.00%, 09/01/31	565	578,697
4.00%, 09/01/32	250	252,162
3.00%, 10/01/37	825	751,585
5.00%, 09/01/43	500	540,088
3.00%, 04/01/52	1,000	749,877
		4,681,876
Transportation — 2.0%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	500	494,685
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 3.00%, 11/15/31(d)	55	53,130
AMT, Subordinate, 3.00%, 05/15/40	1,210	971,153
Foothill-Eastern Transportation Corridor Agency, RB, Series A, Senior Lien, 4.00%, 01/15/46	1,000	951,673
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(c)
Series A, (AGM), 0.00%, 01/15/36	500	330,049
Series A, (AGM), 0.00%, 01/15/37	1,000	628,264
Riverside County Transportation Commission, Refunding RB, Series B1, Senior Lien, 4.00%, 06/01/37	1,154	1,157,877
		4,586,831
Utilities — 2.3%
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 07/01/47	200	205,373

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Los Angeles Department of Water & Power, Refunding RB
Series A, 5.00%, 07/01/28	$250	$ 263,912
Series A, 5.00%, 07/01/29	835	892,548
Series A, 5.00%, 07/01/37	1,000	1,027,975
Series B, 5.00%, 07/01/38	675	729,405
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	500	516,787
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	1,500	1,473,821
		5,109,821
Total Municipal Bonds in California		29,371,763
Colorado — 2.0%
Health — 0.4%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	1,009,348
State — 0.5%
State of Colorado, COP
5.00%, 11/01/49	535	558,249
Series N, 4.00%, 03/15/43	500	478,105
		1,036,354
Transportation — 1.1%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/35	1,000	1,030,397
Series D, AMT, 5.50%, 11/15/29	1,000	1,083,937
E-470 Public Highway Authority, Refunding RB, Series A, (NPFGC), 0.00%, 09/01/28(c)	500	446,123
		2,560,457
Total Municipal Bonds in Colorado		4,606,159
Connecticut — 1.8%
State — 1.6%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	1,000	1,012,636
Series A, 4.00%, 05/01/39	500	499,007
State of Connecticut, GO
Series B, 5.00%, 06/15/28	400	401,480
Series B, 4.00%, 06/15/33	850	850,099
Series G, Sustainability Bonds, 3.00%, 11/15/42	100	81,795
Series G, Sustainability Bonds, 3.00%, 11/15/43	100	80,579
State of Connecticut, Refunding GO
Series B, 5.00%, 05/15/25	250	250,653
Series E, 5.00%, 09/01/32	500	559,762
		3,736,011
Transportation — 0.2%
State of Connecticut Special Tax Revenue, RB, Series A, 4.00%, 09/01/36	430	423,044
Total Municipal Bonds in Connecticut		4,159,055
Delaware — 0.5%
Housing — 0.5%
Delaware State Housing Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	990	1,077,057
District of Columbia — 1.8%
County/City/Special District/School District — 0.1%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 3.00%, 03/01/41	290	242,067
Security	Par (000)	Value
State — 0.5%
District of Columbia, GO, Series D, 4.00%, 06/01/34	$1,000	$ 1,011,419
Transportation — 1.2%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	1,500	1,310,690
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/45	1,500	1,387,666
		2,698,356
Total Municipal Bonds in District of Columbia		3,951,842
Florida — 5.0%
County/City/Special District/School District — 2.0%
City of Hollywood Florida, GO, 5.00%, 07/01/47	500	517,885
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,310,297
Florida Insurance Assistance Interlocal Agency, Inc., Refunding RB
Series A-1, 5.00%, 09/01/26	500	508,396
Series A-1, 5.00%, 09/01/28	500	511,578
Orange County School Board, COP, Series A, 5.00%, 08/01/33	940	1,052,062
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	507,510
		4,407,728
Education — 0.3%
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.25%, 04/01/47	565	597,444
Health — 0.4%
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	1,000	1,013,430
Transportation — 2.1%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/26(d)	1,000	1,025,677
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/54	500	514,481
Florida Development Finance Corp., Refunding RB
AMT, 5.00%, 07/01/36	500	505,892
AMT, 5.00%, 07/01/37	500	501,317
AMT, 5.50%, 07/01/53	750	757,397
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/33	500	512,415
Series A, AMT, 5.00%, 10/01/54	850	851,505
		4,668,684
Utilities — 0.2%
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54	500	533,582
Total Municipal Bonds in Florida		11,220,868
Georgia — 2.2%
Corporate — 1.1%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	375	389,270
Series A, 5.00%, 05/01/54(a)	1,000	1,061,181
Series B, 5.00%, 12/01/54(a)	500	532,734
Series D, 5.00%, 04/01/54(a)	500	529,841
		2,513,026
County/City/Special District/School District — 0.6%
Gwinnett County School District, GO, 5.00%, 02/01/40	1,400	1,460,782
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 0.3%
State of Georgia, GO, Series A, 5.00%, 02/01/29	$650	$ 661,115
Utilities — 0.2%
Municipal Electric Authority of Georgia, Refunding RB, Series A, Subordinate, 5.00%, 01/01/36	325	357,493
Total Municipal Bonds in Georgia		4,992,416
Illinois — 7.1%
County/City/Special District/School District — 1.0%
City of Chicago Illinois, GO
Series A, 5.50%, 01/01/39	150	158,959
Series A, 5.25%, 01/01/45	600	614,504
City of Chicago Illinois, Refunding GO
Series A, 5.00%, 11/15/25	170	171,881
Series B, 5.00%, 01/01/33	500	530,418
Series B, 5.00%, 01/01/34	675	716,712
		2,192,474
Health — 0.4%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,008,090
State — 3.3%
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (AGM), 0.00%, 06/15/44	1,000	399,611
Series B, (AGM), 0.00%, 06/15/46	1,105	392,972
State of Illinois Sales Tax Revenue, RB, Series A, 5.00%, 06/15/29	1,000	1,066,438
State of Illinois, GO
5.50%, 05/01/30	500	528,901
Series B, 5.00%, 05/01/34	530	574,218
Series C, 5.00%, 11/01/29	1,000	1,036,717
Series D, 5.00%, 11/01/26	500	514,137
State of Illinois, Refunding GO
5.00%, 02/01/32	500	539,532
5.00%, 02/01/39	1,500	1,588,857
Series A, 5.00%, 10/01/28	500	526,205
Series D, 5.00%, 07/01/34	190	202,992
		7,370,580
Transportation — 1.9%
Chicago O’Hare International Airport, Refunding ARB
Series B, Senior Lien, 4.00%, 01/01/44	1,000	941,430
Series B, Senior Lien, 5.00%, 01/01/48	1,000	1,019,479
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	190	200,454
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	1,000	1,011,892
Illinois State Toll Highway Authority, Refunding RB, Series A, 5.00%, 01/01/30	250	265,829
Regional Transportation Authority, RB, Series A, (AGM), 5.75%, 06/01/34	730	823,636
		4,262,720
Utilities — 0.5%
Illinois Finance Authority, RB, Sustainability Bonds, 5.00%, 07/01/36	1,085	1,169,226
Total Municipal Bonds in Illinois		16,003,090
Security	Par (000)	Value
Indiana — 0.4%
County/City/Special District/School District — 0.2%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 06/01/30	$400	$ 433,596
Health — 0.2%
Indiana Finance Authority, Refunding RB, 5.25%, 03/01/54	500	517,415
Total Municipal Bonds in Indiana		951,011
Kansas — 0.9%
Health — 0.2%
University of Kansas Hospital Authority, Refunding RB
Series A, 5.00%, 03/01/27(d)	155	161,011
Series A, 5.00%, 03/01/47	425	427,629
		588,640
Transportation — 0.7%
State of Kansas Department of Transportation, RB
5.00%, 09/01/27	1,000	1,008,784
5.00%, 09/01/34	500	503,622
		1,512,406
Total Municipal Bonds in Kansas		2,101,046
Kentucky — 1.3%
Corporate — 0.4%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	25	24,916
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	500	524,829
Louisville/Jefferson County Metropolitan Government, Refunding RB, 2.00%, 10/01/33	400	325,633
		875,378
County/City/Special District/School District — 0.2%
Scott County School District Finance Corp., RB, (BAM), 5.00%, 09/01/41	500	525,690
Housing — 0.2%
Kentucky Housing Corp., RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	500	550,963
Transportation — 0.2%
Kenton County Airport Board, ARB, Series A, AMT, 5.25%, 01/01/54	500	513,524
Utilities — 0.3%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series A, 5.00%, 05/15/37	500	552,881
Total Municipal Bonds in Kentucky		3,018,436
Louisiana — 0.6%
Corporate — 0.6%
Parish of St. John the Baptist Louisiana, Refunding RB, Series C, 3.30%, 06/01/37(a)	1,250	1,240,607
Maine — 0.2%
Education — 0.2%
Maine Health & Higher Educational Facilities Authority, RB, 5.25%, 10/01/54	500	526,344

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland — 1.5%
Housing — 0.4%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 03/01/54	$935	$ 1,012,998
State — 0.2%
State of Maryland, GO, Series A, 5.00%, 03/15/31	400	414,016
Transportation — 0.9%
State of Maryland Department of Transportation, ARB
4.00%, 12/15/28	405	405,265
5.00%, 10/01/29	825	847,199
4.00%, 11/01/29	695	692,824
		1,945,288
Total Municipal Bonds in Maryland		3,372,302
Massachusetts — 3.0%
Health — 0.9%
Massachusetts Development Finance Agency, RB
5.00%, 07/01/32	500	552,501
5.00%, 07/01/34	500	546,304
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/34	1,000	1,033,691
		2,132,496
State — 2.1%
Commonwealth of Massachusetts, GOL
Series B, 3.00%, 02/01/48	1,000	752,775
Series D, 5.00%, 11/01/31	1,000	1,116,130
Series E, 4.00%, 04/01/46	530	491,780
Series F, 5.00%, 11/01/42	1,000	1,026,722
Series G, 4.00%, 09/01/32	1,325	1,333,173
		4,720,580
Total Municipal Bonds in Massachusetts		6,853,076
Michigan — 1.9%
Education — 0.3%
University of Michigan, Refunding RB, 5.00%, 04/01/26(d)	585	597,984
Health — 0.5%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,035,502
Housing — 0.6%
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 06/01/55	1,000	1,096,599
Michigan State Housing Development Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 06/01/54	230	245,563
		1,342,162
State — 0.5%
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/30	250	256,237
Series I, 5.00%, 10/15/32	250	255,684
Series I, 3.00%, 10/15/51	1,000	727,450
		1,239,371
Total Municipal Bonds in Michigan		4,215,019
Security	Par (000)	Value
Minnesota — 1.0%
Health — 0.5%
City of Rochester Minnesota, Refunding RB, 5.00%, 11/15/57	$1,000	$ 1,030,874
Housing — 0.5%
Minnesota Housing Finance Agency, RB, S/F Housing, Series U, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	1,000	1,114,682
Total Municipal Bonds in Minnesota		2,145,556
Missouri — 1.0%
Health — 0.0%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.00%, 06/01/28	105	110,878
Housing — 0.5%
Missouri Housing Development Commission, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 5.50%, 05/01/55	1,000	1,066,415
Utilities — 0.5%
Metropolitan St. Louis Sewer District, Refunding RB
Series B, 5.00%, 05/01/25(d)	330	330,473
Series B, 5.00%, 05/01/45	705	706,012
		1,036,485
Total Municipal Bonds in Missouri		2,213,778
Nevada — 0.2%
County/City/Special District/School District — 0.2%
Washoe County School District, GOL, Series A, 4.00%, 10/01/54	490	445,516
New Hampshire — 0.2%
Housing — 0.2%
New Hampshire Housing Finance Authority, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.50%, 01/01/56	500	564,546
New Jersey — 3.5%
Health — 0.4%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,000	907,028
State — 1.6%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	1,000	1,052,837
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/48	1,000	1,009,580
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,500	1,571,344
		3,633,761
Tobacco — 0.3%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	511,998
Transportation — 1.2%
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(d)	175	188,586
5.00%, 06/15/46	325	328,513
Series A, 0.00%, 12/15/32(c)	250	188,375
Series AA, 3.00%, 06/15/50	1,000	720,882
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(c)	$530	$ 295,161
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.00%, 12/15/31	1,000	1,013,111
		2,734,628
Total Municipal Bonds in New Jersey		7,787,415
New York — 18.7%
County/City/Special District/School District — 5.2%
City of New York, GO
Series B-1, 5.00%, 12/01/41	1,390	1,408,763
Series C, 4.00%, 08/01/40	1,840	1,790,400
Series D, 5.00%, 12/01/35	500	522,804
Series D, 4.00%, 12/01/41	1,000	945,293
Series F-1, 5.00%, 03/01/50	1,000	1,026,124
City of New York, Refunding GO, Sub-Series F-1, 5.00%, 08/01/27	380	398,644
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	325,029
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	300	278,189
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.00%, 05/01/37	1,000	1,014,445
Series A-1, 5.00%, 08/01/36	500	520,586
Series A-1, 5.00%, 08/01/42	1,000	1,027,690
Subordinate, 4.00%, 05/01/42	1,000	951,152
Series A-1, Subordinate, 4.00%, 08/01/38	1,000	991,536
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series E-1, Subordinate, 5.00%, 11/01/28	205	219,623
New York City Transitional Finance Authority, RB, Subordinate, 5.00%, 05/01/35	170	188,868
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 09/15/28(d)	5	5,372
		11,614,518
Education — 0.4%
New York State Dormitory Authority, RB, Series A, 4.00%, 07/01/41	1,000	946,402
Housing — 0.4%
New York City Housing Development Corp., RB, M/F Housing, Series F-1A, Sustainability Bonds, 5.00%, 11/01/54	1,000	1,028,206
State — 4.9%
Empire State Development Corp., RB
Class A, 4.00%, 03/15/47	1,000	916,181
Series A, 4.00%, 03/15/49	1,000	905,513
Empire State Development Corp., Refunding RB
Series A, 5.00%, 03/15/39	1,000	1,051,036
Series E, 3.00%, 03/15/47	715	526,019
Series E, 3.00%, 03/15/50	1,130	806,418
Series A, Sustainability Bonds, 5.00%, 03/15/63	500	514,041
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,456,743
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/35	740	771,710
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/43	500	468,608
Security	Par (000)	Value
State (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 3.00%, 03/15/51	$2,000	$ 1,449,665
Series D, 4.00%, 02/15/47	1,000	915,208
Series E, 3.00%, 03/15/41	1,500	1,249,953
		11,031,095
Transportation — 6.4%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	910	927,867
Metropolitan Transportation Authority, RB
Series A, Sustainability Bonds, 4.00%, 11/15/48	500	443,990
Series D-1, Sustainability Bonds, 5.00%, 11/15/44	300	306,109
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	1,075	1,088,459
New York State Thruway Authority, Refunding RB
Series A-1, 4.00%, 03/15/44	1,000	929,739
Series B, Subordinate, 4.00%, 01/01/50	1,000	898,030
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/49	100	102,222
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,000	1,032,338
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	1,000	1,040,038
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	2,000	2,078,589
Port Authority of New York & New Jersey, Refunding ARB
Series 238, AMT, 5.00%, 07/15/36	1,545	1,637,607
Series 238, AMT, 5.00%, 07/15/37	280	294,955
Triborough Bridge & Tunnel Authority, RB
5.00%, 12/01/44	500	527,230
5.25%, 12/01/54	140	147,757
Series A, 4.00%, 11/15/42	215	199,095
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,019,786
Series A, 5.00%, 11/15/40	600	600,971
Series B, 5.00%, 11/15/38	1,000	1,023,622
		14,298,404
Utilities — 1.4%
Long Island Power Authority, Refunding RB, Series A, 5.00%, 09/01/42	240	255,663
New York City Municipal Water Finance Authority, Refunding RB, Series EE, 5.00%, 06/15/36	1,000	1,009,246
New York Power Authority, RB, Sustainability Bonds, (AGM), 4.00%, 11/15/52	1,000	915,557
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/50	1,000	892,093
		3,072,559
Total Municipal Bonds in New York		41,991,184
North Carolina — 0.8%
Housing — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	1,000	1,095,329

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation(c) — 0.3%
North Carolina Turnpike Authority, RB, Series B, (AGC), 0.00%, 01/01/34	$500	$ 355,261
North Carolina Turnpike Authority, RB, CAB, 0.00%, 01/01/49	1,000	319,093
		674,354
Total Municipal Bonds in North Carolina		1,769,683
North Dakota — 0.5%
Housing — 0.5%
North Dakota Housing Finance Agency, RB, S/F Housing, Series D, Sustainability Bonds, 6.00%, 07/01/55	1,000	1,102,227
Ohio — 0.9%
Corporate — 0.4%
Ohio Air Quality Development Authority, Refunding RB, Series A, AMT, 4.25%, 11/01/39(a)	1,000	1,009,850
Utilities — 0.5%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,065,086
Total Municipal Bonds in Ohio		2,074,936
Oklahoma — 0.2%
Utilities — 0.2%
Grand River Dam Authority, Refunding RB, Series A, 5.00%, 06/01/42	500	531,310
Oregon — 0.5%
Transportation — 0.5%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 30A, AMT , Sustainability Bonds, 5.25%, 07/01/54	1,000	1,031,287
Pennsylvania — 4.4%
County/City/Special District/School District — 0.4%
County of Allegheny Pennsylvania, GO, Series C-80, 5.00%, 12/01/49	250	260,402
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	500	523,948
		784,350
Health — 0.9%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,017,614
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,012,179
		2,029,793
Housing — 0.4%
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 4.50%, 10/01/38	1,000	1,002,104
State — 0.9%
Commonwealth of Pennsylvania, GO
5.00%, 10/01/31	1,000	1,113,227
Series 1, 5.00%, 03/15/29	1,000	1,001,419
		2,114,646
Transportation — 1.7%
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	131,022
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	1,000	1,005,565
AMT, (AGM), 5.00%, 12/31/57	750	760,278
Security	Par (000)	Value
Transportation (continued)
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	$1,000	$ 1,014,029
Series 1, Subordinate, 5.00%, 12/01/39	—	—
Series A, Subordinate, 4.00%, 12/01/46	425	396,515
Series A, Subordinate, 4.00%, 12/01/50	480	432,422
		3,739,831
Utilities — 0.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGC), 5.25%, 09/01/54	215	228,084
Total Municipal Bonds in Pennsylvania		9,898,808
Rhode Island — 0.1%
Housing — 0.1%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 81-A, Sustainability Bonds, (GNMA), 5.45%, 10/01/53	175	181,490
South Carolina — 0.9%
Housing — 0.2%
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	500	564,298
Utilities — 0.7%
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	750	711,212
Series A, 5.25%, 12/01/50	400	420,874
Series B, 5.00%, 12/01/28	40	42,702
Series B, 5.00%, 12/01/51	305	310,318
		1,485,106
Total Municipal Bonds in South Carolina		2,049,404
Tennessee — 0.4%
Transportation — 0.4%
Metropolitan Nashville Airport Authority, ARB, Series A, 5.00%, 07/01/45	900	901,281
Texas — 8.4%
Corporate — 0.4%
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	500	529,903
Texas Municipal Gas Acquisition and Supply Corp. I, RB, Series D, Senior Lien, 6.25%, 12/15/26	255	263,146
		793,049
County/City/Special District/School District — 1.3%
Dallas County Utility & Reclamation District, Refunding GO, 5.00%, 02/15/28	500	524,593
Dallas Independent School District, GO, Series A-5, (PSF), 5.00%, 02/15/55(a)	500	539,286
Grayson County Junior College District, GOL, 4.00%, 02/15/49	500	458,185
Lewisville Independent School District, Refunding GO, Series B, 5.00%, 08/15/28	570	574,085
Northwest Independent School District, GO, Series A, (PSF), 5.00%, 02/15/49	250	259,923
Prosper Independent School District, GO, Series A, (PSF), 4.00%, 02/15/54	500	456,255
		2,812,327
Education — 0.8%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	400	420,469
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Board of Regents of the University of Texas System, Refunding RB
Series A, 5.00%, 08/15/43	$245	$ 258,966
Series B, 5.00%, 08/15/35	310	354,339
Brazos Higher Education Authority, Inc., RB, Series 1A, AMT, 5.13%, 04/01/43	520	537,090
Texas Tech University System, Refunding RB, Series A, 4.25%, 02/15/55	250	235,702
		1,806,566
Health — 0.4%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,002,867
Transportation — 3.3%
Central Texas Turnpike System, RB, Series A, (AMBAC), 0.00%, 08/15/30(c)	270	220,968
Central Texas Turnpike System, Refunding RB
Series C, 5.00%, 08/15/33	500	555,919
Series C, 5.00%, 08/15/41	250	265,164
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/52	1,000	1,006,264
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,272,388
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	446,978
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	1,000	1,029,633
Series A, 5.00%, 01/01/43	1,815	1,848,230
Series B, 5.00%, 01/01/34	160	178,236
Series D, (AGC), 0.00%, 01/01/28(c)	100	90,964
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	455	473,197
		7,387,941
Utilities — 2.2%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,004,853
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	917,713
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	509,391
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	1,180	1,178,711
Series A, 4.00%, 10/15/41	475	464,890
Series A, 5.00%, 10/15/53	910	948,948
		5,024,506
Total Municipal Bonds in Texas		18,827,256
Utah — 0.9%
Housing — 0.7%
Utah Housing Corp., RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	500	556,784
Series G, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	995	1,104,682
		1,661,466
Security	Par (000)	Value
Transportation — 0.2%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48	$315	$ 325,438
Total Municipal Bonds in Utah		1,986,904
Virginia — 2.0%
County/City/Special District/School District — 0.4%
City of Alexandria Virginia, GO, Series A, (SAW), 3.00%, 07/15/46	1,000	786,238
Health — 0.4%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	1,000	956,945
Transportation — 1.2%
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 05/15/34	580	660,679
Series A, 5.00%, 05/15/31	1,000	1,043,303
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 5.00%, 07/01/36	1,000	1,047,469
		2,751,451
Total Municipal Bonds in Virginia		4,494,634
Washington — 2.1%
State — 0.5%
State of Washington, Refunding GO, Series B, 5.00%, 07/01/30	1,000	1,014,193
Transportation — 1.3%
County of Spokane Washington Airport Revenue, ARB, Series B, AMT, 5.25%, 01/01/54	1,000	1,027,047
Port of Seattle Washington, Refunding ARB
AMT, Intermediate Lien, 4.00%, 08/01/47	1,000	880,300
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	1,000	1,040,834
		2,948,181
Utilities — 0.3%
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, RB, Series B, 3.00%, 09/01/52	500	371,764
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/39	260	284,863
		656,627
Total Municipal Bonds in Washington		4,619,001
Wisconsin — 1.4%
Health — 0.9%
Wisconsin Health & Educational Facilities Authority, RB, 5.25%, 08/15/55	1,000	1,040,027
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	1,000	1,009,239
		2,049,266

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing — 0.5%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/55	$1,000	$ 1,087,975
Total Municipal Bonds in Wisconsin		3,137,241
Total Long-Term Investments — 97.3% (Cost: $226,937,085)		218,551,490

	Shares
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.87%(e)(f)	4,422,513	4,422,955
Total Short-Term Securities — 2.0% (Cost: $4,422,955)		4,422,955
Total Investments — 99.3% (Cost: $231,360,040)		222,974,445
Other Assets Less Liabilities — 0.7%		1,564,211
Net Assets — 100.0%		$ 224,538,656

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,193,006	$ 2,229,949 (a)	$ —	$ —	$ —	$ 4,422,955	4,422,513	$ —	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
iShares Municipal Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 218,551,490	$ —	$ 218,551,490
Short-Term Securities
Money Market Funds	4,422,955	—	—	4,422,955
	$4,422,955	$218,551,490	$—	$222,974,445

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAN	State Aid Notes
SAW	State Aid Withholding